Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2021
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions Total
Balance as of 31 December 2020 861 115 0 227 932 2,135
Balance as of 31 March 2021 810 109 1 217 935 2,072
Increase in provisions recognized in the income statement 20 0 0 66 1 87
Release of provisions recognized in the income statement (11) (11) 0 (2) 0 (24)
Provisions used in conformity with designated purpose (27) 0 0 0 0 (27)
Foreign currency translation / unwind of discount 8 2 0 1 0 11
Balance as of 30 June 2021 800 100 1 282 936 2,119
1 Provisions, if any,

for matters described in this Note

are recorded in Global Wealth

Management (item 3 and item 4)

and Group Functions (item 2). Provisions,

if any, for the

matters described in items 1 and

6 of
this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

and provisions, if

any, for the

matters described in

this Note in item

5 are allocated between

the Investment Bank
and Group Functions.